Additional Information on the Nature of Comprehensive Loss Components (Tables)	12 Months Ended
Dec. 31, 2021
Additional Information on the Nature of Comprehensive Loss Components [Abstract]
Schedule of additional information on the nature of comprehensive loss components
	Year Ended
	December 31,
	2021	2020
Expenses for employee benefits
Operating and maintenance costs	$528,658	$182,628
Professional fees	91,249	40,491
Share based compensation	7,804,271	1,247,551
	$8,424,178	$1,470,670
Net financial expenses
Interest on loans	$96,134	$41,992
Interest on lease liabilities	236,680	216,435
	$332,814	$258,427